UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21219
Investment Company Act File Number
Eaton Vance Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
September 30
Date of Fiscal Year End
December 31, 2010
Date of Reporting Period

Item 1.	Schedule of Investments

Eaton Vance Municipal Bond Fund II	as of December 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 186.6%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 0.4%
$1,600	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$433,248

		$433,248

Escrowed/Prerefunded — 0.6%
$595	New York, NY, Prerefunded to 1/15/13, 5.25%, 1/15/33	$648,312

		$648,312

General Obligations — 2.7%
$155	New York, NY, 5.25%, 1/15/33	$155,263
2,750	New York, NY, 5.25%, 1/15/33(1)	2,754,675

		$2,909,938

Hospital — 5.8%
$900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$755,811
750	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	687,990
500	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	471,365
1,285	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,244,291
1,850	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	321,530
5,000	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	815,150
960	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	917,146
1,140	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	992,028

		$6,205,311

Industrial Development Revenue — 6.4%
$4,750	New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	$4,621,313
2,500	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	2,283,225

		$6,904,538

Insured-Electric Utilities — 7.5%
$1,000	American Municipal Power-Ohio, Inc., OH, (Prairie State Energy), (AGC), 5.75%, 2/15/39	$1,030,650
6,335	Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	3,441,552
2,205	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	1,899,079
1,595	South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	1,653,967

		$8,025,248

Insured-Escrowed/Prerefunded — 0.1%
$115	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36	$136,062

		$136,062

Insured-General Obligations — 19.1%
$12,165	Chabot-Las Positas, CA, Community College District, (AMBAC), 0.00%, 8/1/43	$1,256,158
17,000	Coast Community College District, CA, (Election of 2002), (AGM), 0.00%, 8/1/33	3,689,850
2,715	District of Columbia, (FGIC), (NPFG), 4.75%, 6/1/33	2,557,693
1,445	Goodyear, AZ, (NPFG), 3.00%, 7/1/26	1,213,612
2,000	Los Angeles, CA, Unified School District, (AGC), 5.00%, 1/1/34	1,919,500
2,750	Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	2,744,335
1,250	Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,398,425
5,500	Washington, (AGM), 5.00%, 7/1/25(1)	5,740,185

		$20,519,758

Principal
Amount
(000’s omitted)	Security	Value
Insured-Hospital — 28.7%
$1,750	Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,769,320
1,500	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,419,855
1,695	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	1,730,544
450	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	459,158
2,200	Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	2,090,286
3,000	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	3,006,570
1,905	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36	1,909,172
1,490	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	1,412,758
2,500	Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,301,524
2,500	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	2,409,850
2,090	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,097,419
1,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	985,620
500	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	483,652
2,245	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,303,976
2,750	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37(1)	2,676,190
1,545	Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	1,595,120
2,300	Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,283,210

		$30,934,224

Insured-Industrial Development Revenue — 1.2%
$1,340	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39	$1,333,823

		$1,333,823

Insured-Lease Revenue/Certificates of Participation — 9.6%
$1,000	Essex County, NJ, Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,035,420
4,600	Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	3,776,508
875	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	910,805
3,250	San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,167,060
1,500	Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	1,491,045

		$10,380,838

Insured-Other Revenue — 1.4%
$2,540	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$430,022
1,000	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,101,600

		$1,531,622

Insured-Private Education — 3.9%
$2,500	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$2,650,200
1,555	Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	1,534,412

		$4,184,612

Insured-Public Education — 3.5%
$3,900	University of South Alabama, (BHAC), 5.00%, 8/1/38	$3,805,776

		$3,805,776

Insured-Solid Waste — 1.1%
$740	Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$765,930
425	Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	431,893

		$1,197,823

Principal
Amount
(000’s omitted)	Security	Value
Insured-Special Tax Revenue — 13.1%
$4,620	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/34	$961,699
4,000	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 5.25%, 6/15/42	3,707,800
3,000	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00% (0.00% until 10/1/19), 10/1/39	1,746,420
2,105	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	1,847,874
1,820	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	1,676,839
29,695	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,548,000
6,075	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	677,363
12,035	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,241,651
7,595	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	726,917

		$14,134,563

Insured-Student Loan — 1.7%
$1,795	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,810,455

		$1,810,455

Insured-Transportation — 30.8%
$1,585	Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	$1,504,308
7,800	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	3,686,982
1,305	Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,251,469
10,000	Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,071,500
1,000	Metropolitan Washington, DC, Airports Authority, (BHAC), 5.00%, 10/1/24	1,027,030
535	Metropolitan Washington, DC, Airports Authority, (BHAC), 5.00%, 10/1/29	529,184
2,845	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	2,548,750
13,885	Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20	1,624,823
1,040	New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,089,743
255	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	261,212
290	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	295,487
1,750	North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	1,785,315
2,540	Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,610,536
5,555	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.00%, 8/15/42	4,867,013

		$33,153,352

Insured-Water and Sewer — 12.5%
$670	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	$698,736
420	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	434,965
660	Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	673,075
1,910	Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	1,933,206
1,250	District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,235,350
435	Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33	432,921
2,205	New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,339,902
7,330	Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	5,696,289

		$13,444,444

Insured-Water Revenue — 17.0%
$5,500	Los Angeles, CA, Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	$5,349,355
1,000	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,032,950
6,110	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	5,175,476
6,750	Metropolitan Water District, CA, Water and Sewer Systems, (BHAC), (FGIC), 5.00%, 10/1/36(1)	6,734,947

		$18,292,728

Private Education — 8.2%
$2,200	Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$2,195,028
1,000	Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35	1,007,010
2,710	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,879,510

Principal
Amount
(000’s omitted)	Security	Value
$1,500	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	$1,509,810
500	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	503,830
750	Vermont Educational and Health Buildings Financing Agency, (Middlebury College), 5.00%, 11/1/40	750,240

		$8,845,428

Public Education — 1.4%
$1,500	University of Virginia, 5.00%, 6/1/40(2)	$1,529,250

		$1,529,250

Senior Living/Life Care — 0.2%
$235	Maryland Health and Higher Educational Facilities Authority, (Charlestown Community), 6.125%, 1/1/30	$234,608

		$234,608

Special Tax Revenue — 0.7%
$750	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	$782,933

		$782,933

Transportation — 8.0%
$1,715	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,703,149
2,815	Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,540,960
420	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	394,069
505	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	469,049
1,000	South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	982,190
2,500	Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	2,515,950

		$8,605,367

Water and Sewer — 1.0%
$205	Marco Island, FL, Utility System, 5.00%, 10/1/34	$191,741
910	Marco Island, FL, Utility System, 5.00%, 10/1/40	856,328

		$1,048,069

Total Tax-Exempt Investments — 186.6% (identified cost $221,708,906)		$201,032,330

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (41.5)%		$(44,703,781)

Other Assets, Less Liabilities — (45.1)%		$(48,570,972)

Net Assets Applicable to Common Shares — 100.0%		$107,757,577

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At December 31, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments is as follows:

		California	13.1%
		New York	12.7%
		Others, representing less than 10% individually	74.2%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2010, 81.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 20.1% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of open financial instruments at December 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/11	31 U.S. 10-Year Treasury Note	Short	$(3,850,431)	$(3,733,563)	$116,868
3/11	87 U.S. 30-Year Treasury Bond	Short	(10,906,685)	(10,624,875)	281,810

					$398,678

Interest Rate Swaps

		Annual	Floating	Effective Date/	Net Unrealized
	Notional	Fixed Rate	Rate	Termination	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	(Depreciation)
Bank of America	$3,000,000	4.092%	3-month USD- LIBOR-BBA	February 24, 2011 / February 24, 2041	$26,893
JPMorgan Chase Co.	3,000,000	4.163	3-month USD- LIBOR-BBA	March 14, 2011 / March 14, 2041	(4,044)

					$22,849

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund enters into interest rate swap contracts. The Fund also purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $425,571 and $4,044, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$168,163,976

Gross unrealized appreciation	$1,001,916
Gross unrealized depreciation	(22,033,562)

Net unrealized depreciation	$(21,031,646)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2010, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$201,032,330	$—	$201,032,330

Total Investments	$—	$201,032,330	$—	$201,032,330

Futures Contracts	$398,678	$—	$—	$398,678
Interest Rate Swaps	—	26,893	—	26,893

Total	$398,678	$201,059,223	$—	$201,457,901

Liability Description

Interest Rate Swaps	$—	$(4,044)	$—	$(4,044)

Total	$—	$(4,044)	$—	$(4,044)

The Fund held no investments or other financial instruments as of September 30, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2010, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2.	Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Bond Fund II

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	February 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	February 23, 2011

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	February 23, 2011